Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Notes	¥ 83,468	¥ 56,865
Accounts	220,341	248,447
Trade payables	¥ 303,809	¥ 305,312